Taxation - Additional Information (Details) € in Millions	6 Months Ended
Jun. 30, 2026 EUR (€)
Income Taxes [Line Items]
Consolidated annual revenue	€ 750
Minimum effective tax rate	15.00%
Bottom of range [Member]
Income Taxes [Line Items]
Reduced tax rate	5.00%
Top of range [Member]
Income Taxes [Line Items]
Reduced tax rate	9.00%
Xizhang (Shanghai) Network Technology Co., Ltd., Shanghai Ximalaya Technology Co., Ltd. and Xida (Shanghai) Network Technology Co., Ltd [Member]
Income Taxes [Line Items]
Preferential Income Tax Rate	15.00%
PRC [Member]
Income Taxes [Line Items]
Applicable tax rate	25.00%
Preferential Income Tax Rate	15.00%
Percentage of withholding tax	10.00%
Percentage of reduced withholding tax rate for dividends	5.00%
Hong Kong
Income Taxes [Line Items]
Applicable tax rate	16.50%